Pension and Other Postretirement Benefit Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits
Information for pension plans with an accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$ 531	$ 62
Fair value of plan assets	448
Information for pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	583	521
Fair value of plan assets	448	429
Components of net periodic benefit cost
Benefits earned during the year	25	19	16
Interest accrued on benefits earned in prior years	29	28	28
Expected return on plan assets	(34)	(32)	(30)
Amortization components
Amount resulting from changes in plan provisions	1	1	1
Net amount resulting from changes in plan experience and actuarial assumptions	14	14	8
Net periodic benefit cost	35	30	23
Weighted average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	4.00%	4.00%
Weighted average assumptions used to determine net periodic pension costs
Expected long-term return on plan assets (as a percent)	8.00%	8.25%	8.25%
Rate of compensation increase (as a percent)	4.00%	4.00%	4.00%
Target allocation by major asset categories
Minimum target allocation in equity securities (as a percent)	20.00%
Maximum target allocation in equity securities (as a percent)	60.00%
Minimum target allocation in debt securities (as a percent)	30.00%
Maximum target allocation in debt securities (as a percent)	50.00%
Minimum target allocation in alternatives and other types of investments (as a percent)	0.00%
Maximum target allocation in alternatives and other types of investments (as a percent)	40.00%
Pension Benefits | Qualified Plans
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.99%	5.59%
Weighted average assumptions used to determine net periodic pension costs
Discount rate (as a percent)	5.59%	5.64%	6.06%
Pension Benefits | Non-Qualified Plans
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.92%	5.54%
Weighted average assumptions used to determine net periodic pension costs
Discount rate (as a percent)	5.54%	5.63%	6.04%
Other Postretirement Benefits
Components of net periodic benefit cost
Benefits earned during the year	1	1
Interest accrued on benefits earned in prior years	1	1	1
Amortization components
Amount resulting from changes in plan provisions		(1)
Net periodic benefit cost	$ 2	$ 1	$ 1
Weighted average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	4.00%	4.00%
Weighted average assumptions used to determine net periodic pension costs
Rate of compensation increase (as a percent)	4.00%	4.00%	4.00%
Assumed health care costs trend rates
Health care cost trend rate assumed for next year (as a percent)	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate, as a percent)	5.00%	5.00%
Year that trend rate reaches the ultimate trend rate	2017	2017
Other Postretirement Benefits | Qualified Plans
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.48%	4.99%
Weighted average assumptions used to determine net periodic pension costs
Discount rate (as a percent)	4.99%	5.21%	5.88%